Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and maintain cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. In addition, we have implemented a number of measures designed to enhance our cybersecurity posture and mitigate potential cyber risks. These measures include strengthening our backup and data recovery capabilities, implementing enhanced password management practices, deploying updated antivirus and endpoint protection tools, and obtaining cybersecurity insurance coverage. In addition, we have adopted a long-term cybersecurity improvement plan and are in the process of implementing multi-factor authentication across our web-based and online services. Our cybersecurity risk management program is integrated into our overall risk management system and process, and, is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems and for identifying risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data. Most of the information generated and collected by us is stored and maintained by third-party vendors and service providers. We believe that each of these providers has its own cybersecurity protocols to which our management believes to be adequate for protecting our files in their possession. See “Item 3.D Risk Factors—Risks Related to Our Business and Industry—Significant disruptions of our information technology systems or breaches of our data security could adversely affect our business.”

The level of each identified risk is determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. Risks are analyzed to determine whether the risk meets company risk acceptance criteria to be accepted or whether a mitigation plan will be applied. Mitigation plans include both the individual or department responsible for the plan and may include budget considerations.

Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into our overall risk management system and process, and, is solely internally managed.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Governance

The oversight of cybersecurity threats is undertaken by our Chief Product Officer, who holds over a decade of experience in information technology and the design and architecture of information systems, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk. Following the completion of the development of our cybersecurity risk management program, the audit committee will receive periodic reports at least annually from our management, concerning the Company’s significant cybersecurity threats and risk, and the processes the Company has implemented to address them. The audit committee will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The oversight of cybersecurity threats is undertaken by our Chief Product Officer, who holds over a decade of experience in information technology and the design and architecture of information systems, and is supported by management.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The oversight of cybersecurity threats is undertaken by our Chief Product Officer, who holds over a decade of experience in information technology and the design and architecture of information systems, and is supported by management. Our audit committee is responsible for cybersecurity oversight and monitoring risk.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our audit committee is responsible for cybersecurity oversight and monitoring risk. Following the completion of the development of our cybersecurity risk management program, the audit committee will receive periodic reports at least annually from our management, concerning the Company’s significant cybersecurity threats and risk, and the processes the Company has implemented to address them.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false